Short-term loan (Tables)	12 Months Ended
Dec. 31, 2022
Short-term loan
Short-term loan

The short-term loans as of December 31, 2021 and 2022were as follows:

	As of December 31,
	2021	2022
	RMB	RMB
Short- term loan
Short-term bank borrowings	548,461	1,016,071
Convertible senior notes	1,740,004	—